Assets subject to lien and assets acquired through foreclosures_Details of securities lent (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Securities Loaned
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 40,029,000,000	₩ 170,256,000,000
Korean financial institution's debt securities and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 40,029,000,000	₩ 0
Nature of financial assets transferred during period which do not qualify for derecognition	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership.	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership.
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation and others
Korean treasury, government bonds and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 0	₩ 170,256,000,000